Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenues	$ 943,917	$ 776,493	$ 431,178
Increase in cost of goods and services sold	402,294	381,306	77,368
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	424,578	371,463	6,696
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	255,702	125,390	26,250
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	119,486	67,345	0
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	81,837	107,730	92,828
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	881,603	671,928	125,774
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	15,658	17,088	45,745
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	1,837	35,531	50,964
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	0	7,357	15,391
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	17,495	59,976	112,100
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	24,015	28,629	33,436
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	8,461	8,829	12,946
LNG terminal management, consultancy, procurement and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	12,343	7,131	6,986
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	44,819	44,589	53,368
Net Pool - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	0	0	91,854
Net Pool - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	0	0	22,718
Net Pool - LR2
Disaggregation of Revenue [Line Items]
Total revenues	0	0	25,353
Net Pool - MR2
Disaggregation of Revenue [Line Items]
Total revenues	0	0	11
Net pool revenues
Disaggregation of Revenue [Line Items]
Total revenues	0	0	$ 139,936
Accounting Standards Update 2014-09 [Member]
Disaggregation of Revenue [Line Items]
Total revenues	321,200	292,600
Increase in cost of goods and services sold		$ 292,600
Accounting Standards Update 2014-09 [Member] | Voyage charter revenues
Disaggregation of Revenue [Line Items]
Increase in cost of goods and services sold	$ 321,200